Consolidated Statement of Changes in Total Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.055	$ 0.22	$ 0.22